CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 335,261	$ 61,758	$ 13,761
Capitalized financing costs	126,386	0
Total current assets	461,647	61,758	13,761
Property and equipment, net	307	2,284	6,764
Other assets:
Capitalized financing costs	98,409	0
Deposits	1,559	2,300	2,300
Total assets	561,922	66,342	22,825
Current liabilities:
Accounts payable	121,032	171,245	211,487
Accrued liabilities and expenses	421,745	737,964	486,596
Advances from stockholders/officers	170,000	170,000	185,000
Notes payable	358,770	358,770	268,270
Convertible notes payable, net of unamortized debt discount of $808,335 and $353,129, respectively	356,651	278,266	68,975
Convertible notes payable, related party, net of unamortized debt discount of $66,062 and $131,047, respectively	213,938	148,953	0
Derivative liabilities	2,674,621	689,093	529,785
Total current liabilities	4,316,757	2,554,291	1,750,113
Long term debt:
Notes payable, related party	385,000	0
Notes payable	80,000	0
Convertible notes payable, net of unamortized debt discount of $103,315	0	24,456	6,674
Total liabilities	4,781,757	2,578,747
Stockholders' deficit:
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized; none issued and outstanding as of June 30, 2014 and December 31, 2013	0	0	0
Common stock, par value $0.0001 per share; 900,000,000 and 500,0000 shares authorized as of June 30, 2014 and December 31, 2013, respectively; 512,457,350 and 370,728,168 shares issued and outstanding as of June 30, 2014 and December 31, 2013, respectively	51,246	37,073	27,987
Common stock to be issued	420,000	420,000	420,000
Additional paid in capital	8,203,021	5,896,890	4,264,979
Accumulated deficit	(12,894,073)	(8,866,368)	(6,464,834)
Stockholders' deficit attributable to Solar Wind Energy Tower, Inc.	(4,219,806)	(2,512,405)	(1,751,868)
Non-controlling interest	(29)	0
Total stockholders' deficit	(4,219,835)	(2,512,405)	(1,751,868)
Total liabilities and stockholders' deficit	$ 561,922	$ 66,342	$ 22,825